Short-term Borrowings (Summary of Short-Term Borrowings) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Federal Funds Purchased
Short-term Debt [Line Items]
Average balance	$ 447,137	$ 589,223	$ 705,054
Year-end balance	399,820	414,207	464,166
Maximum month-end outstanding	$ 568,490	$ 695,083	$ 1,228,125
Average rate for the year	1.06%	0.52%	0.26%
Average rate at year-end	1.48%	0.73%	0.50%
Securities Sold Under Agreements to Repurchase
Short-term Debt [Line Items]
Average balance	$ 578,666	$ 425,452	$ 370,097
Year-end balance	656,602	453,053	338,133
Maximum month-end outstanding	$ 743,684	$ 528,024	$ 524,191
Average rate for the year	0.72%	0.08%	0.06%
Average rate at year-end	0.64%	0.08%	0.09%
Trading Liabilities
Short-term Debt [Line Items]
Average balance	$ 685,891	$ 771,039	$ 733,189
Year-end balance	638,515	561,848	566,019
Maximum month-end outstanding	$ 896,943	$ 874,076	$ 866,005
Average rate for the year	2.26%	1.95%	2.18%
Average rate at year-end	2.22%	2.46%	2.41%
Other Short-term Borrowings
Short-term Debt [Line Items]
Average balance	$ 554,502	$ 198,440	$ 164,951
Year-end balance	2,626,213	83,177	137,861
Maximum month-end outstanding	$ 2,626,213	$ 792,736	$ 339,468
Average rate for the year	1.28%	0.67%	0.67%
Average rate at year-end	1.44%	0.96%	0.82%